CURRENT PORTION - CONVERTIBLE DEBT – RELATED AND UNRELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Interest expense	$ 2,539	$ 5,546	$ 6,932	$ 12,110
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Interest expense	$ 5,499	$ 9,627	$ 19,361	$ 12,957